LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LEASES
LEASES

NOTE 13 - LEASES

The Company has various lease agreements with terms up to 10 years, comprising leases of office space, cars leases for the distribution of pharmaceutical products, equipment hires, etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised.

The assets and liabilities from operating and finance leases are recognized at the commencement date based on the present value of remaining lease payments over the lease term using the Company’s secured incremental borrowing rates or implicit rates, when readily determinable. Short-term leases, which have an initial term of 12 months or less, are not recorded on the balance sheet.

The Company’s operating leases do not provide an implicit rate that can readily be determined. Therefore, we use a discount rate based on our incremental borrowing rate, which is determined using the interest rate of our long-term debt on the date of inception.

Operating Leases

The Company’s weighted-average remaining lease term relating to its operating leases is 6.47 years, with a weighted-average discount rate of 6.74%.

The Company incurred lease expense for its operating leases of $54,124 and $65,577 which was included in “General and administrative expenses,” for the three months ended March 31, 2022 and 2021, respectively.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of March 31, 2022.

Maturity of Lease Liability
Remainder of 2022	$154,095
2023	177,914
2024	108,485
2025	108,485
Thereafter	408,810
Total undiscounted operating lease payments	$957,789
Less: Imputed interest	(182,247)
Present value of operating lease liabilities	775,542

Finance leases

The Company’s weighted-average remaining lease term relating to its finance leases is 2.93 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of March 31, 2022.

Maturity of Lease Liability
Remainder of 2022	$62,941
2023	73,387
2024	56,654
2025	26,870
Thereafter	3,694
Total undiscounted finance lease payments	$223,546
Less: Imputed interest	(20,669)
Present value of finance lease liabilities	$202,877

The Company incurred interest expense on its finance leases of $3,507 which was included in “Interest expense,” for the three months ended March 31, 2022. The Company incurred amortization expense on its finance leases of $19,580 which was included in “Depreciation and amortization expense,” for the three months ended March 31, 2022. The total cash used for the Company’s finance leases for the three months ended March 31, 2022 amounted to $22,358.

NOTE 12 - LEASES

The Company has various lease agreements with terms up to 10 years, comprising leases of office space. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised.

The assets and liabilities from operating and finance leases are recognized at the commencement date based on the present value of remaining lease payments over the lease term using the Company’s secured incremental borrowing rates or implicit rates, when readily determinable. Short-term leases, which have an initial term of 12 months or less, are not recorded on the balance sheet.

The Company’s operating leases do not provide an implicit rate that can readily be determined. Therefore, we use a discount rate based on our incremental borrowing rate, which is determined using the interest rate of our long-term debt on the date of inception.

The Company’s weighted-average remaining lease term relating to its operating leases is 6.6 years, with a weighted-average discount rate of 6.74%.

The Company incurred lease expense for its operating leases of $260,664 and $188,400 which was included in “General and administrative expenses,” for the years ended December 31, 2021 and 2020, respectively.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s operating leases as of December 31, 2021.

Maturity of Lease Liability
2022	$211,538
2023	182,316
2024	111,026
2025	111,026
2026 and thereafter	418,723
Total undiscounted operating lease payments	$1,034,629
Less: Imputed interest	(200,164)
Present value of operating lease liabilities	$834,465

The Company’s weighted-average remaining lease term relating to its finance leases is 3.2 years, with a weighted-average discount rate of 6.74%.

The following table presents information about the amount, timing and uncertainty of cash flows arising from the Company’s finance leases as of December 31, 2021:

Maturity of Lease Liability
2022	$85,231
2023	72,849
2024	55,765
2025	27,744
2026 and thereafter	4,211
Total undiscounted finance lease payments	$245,800
Less: Imputed interest	(24,321)
Present value of finance lease liabilities	$221,479

The Company had financing cash flows used in finances leases of $92,105 and $85,804 for the years ended December 31, 2021 and 2020, respectively.

The Company incurred interest expense on its finance leases of $11,576 and $13,759 which was included in “Interest expense,” for the years ended December 31, 2021 and 2020, respectively. The Company incurred amortization expense on its finance leases of $97,270 and $123,533 which was included in “Depreciation and amortization expense,” for the years ended December 31, 2021 and 2020, respectively.